Inventories (Details) - Schedule of cost or net realizable value - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of cost or net realizable value [Abstract]
Raw materials		$ 1,639
Work in process and finished product		363
Total		$ 2,002